Personnel expenses - Average number of employees (Details) - employee	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Personnel expense
Average number employees, women	131	132	127
Average number employees, men	142	134	129
Total average number of employees	273	266	256